Fair value measurement - financial assets and liabilities not measured at fair value on a recurring basis (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Borrowings	€ 20,452
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Borrowings	20,452	€ 12,901
Receivables From Financing Activities [Member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets, at fair value	1,768	2,569
Receivables From Financing Activities [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	1,758	2,575
Loans to consumers [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets, at fair value	531	608
Financial assets	520	613
Lease receivables [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets, at fair value	6	3
Financial assets	6	3
Other Receivables From Financing [Member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets, at fair value	373	222
Financial assets	373	222
Loans to corporate entities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets, at fair value	858	1,736
Loans to corporate entities [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	859	1,737
Asset-backed Financing | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	26	151
Borrowings	26	151
Other debt
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Borrowings	820	1,022
Other debt | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	13,276	4,724
Borrowings	13,700	4,718
Other debt | Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	657	859
Other debt | Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	12,619	3,865
Notes | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	5,207	6,900
Borrowings	5,036	6,392
Notes | Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	7	7
Notes | Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	5,200	6,893
Lease liabilities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	1,690	1,640
Borrowings	1,690	1,640
Lease liabilities [member] | Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	1,690	1,640
Borrowings1 [Member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	€ 20,199	€ 13,415